Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000219258 [Member] | Philadelphia Authority for Industrial Development RB 5 50 12 01 58 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[1]
C000219258 [Member] | Kentucky Public Energy Authority RB 5 00 12 01 33 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[1]
C000219258 [Member] | Black Belt Energy Gas District RB 5 00 07 01 33 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[1]
C000219258 [Member] | New York Transportation Development Corp RB AMT 5 25 08 01 31 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[1]
C000219258 [Member] | Metropolitan Pier And Exposition Authority RB 4 00 12 15 42 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[1]
C000219258 [Member] | City And County of Denver Colorado RB AMT 5 00 10 01 32 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[1]
C000219258 [Member] | Black Belt Energy Gas District RB 5 00 12 01 34 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[1]
C000219258 [Member] | City of Atlanta GA Water And Wastewater Revenue RB 5 00 11 01 32 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[1]
C000219258 [Member] | Black Belt Energy Gas District RB 5 00 12 01 31 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[1]
C000219258 [Member] | Commonwealth of Puerto Rico Notes 0 00 11 01 51 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
C000219258 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	47.30%	[1],[2]
C000219258 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
C000219258 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[1],[2]
C000219258 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[1],[2]
C000219258 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[1],[2]
C000219258 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[1],[2]
C000219258 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[1],[2]
C000219258 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[2],[3]
C000225367 [Member] | State of Connecticut Special Tax Revenue RB 5 00 07 01 39 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[4]
C000225367 [Member] | Commonwealth of Pennsylvania GO 5 00 04 01 42 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000225367 [Member] | Port of Portland OR Airport Revenue RB 5 25 07 01 42 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000225367 [Member] | State of Connecticut GO 5 00 08 15 38 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[4]
C000225367 [Member] | Black Belt Energy Gas District RB 5 00 03 01 55 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[4]
C000225367 [Member] | State of Washington GO 5 00 02 01 40 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[4]
C000225367 [Member] | California Community Choice Financing Authority RB 5 00 10 01 56 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[4]
C000225367 [Member] | Massachusetts Clean Water Trust The RB 5 00 02 01 43 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[4]
C000225367 [Member] | Minnesota Housing Finance Agency RB 6 00 01 01 53 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[4]
C000225367 [Member] | California Statewide Communities Development Authority RB 5 00 10 01 28 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[4]
C000225367 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[4],[5]
C000225367 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[4],[5]
C000225367 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[4],[5]
C000225367 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[4],[5]
C000225367 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%	[4],[5]
C000225367 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.90%	[4],[5]
C000225367 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[4],[5]
C000238207 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	55.30%	[6]
C000238207 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	44.40%	[6]
C000238207 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[6]
C000238207 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[6],[7]
C000238207 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[6],[7]
C000238207 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	51.50%	[6],[7]
C000238207 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%	[6],[7]
C000238207 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[6],[7]
C000238207 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[6],[7],[8]
C000239899 [Member] | TPG CLO Ltd Series 2025 2A Class A1 5 00 01 21 39 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[9]
C000239899 [Member] | AB BSL CLO 7 Ltd Series 2025 7A Class A1 4 98 01 15 39 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[9]
C000239899 [Member] | Elmwood CLO 28 Ltd Series 2024 4A Class AR 4 97 04 17 37 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[9]
C000239899 [Member] | KKR CLO 67 Ltd Series 2026 67A Class A 5 00 07 15 39 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[9]
C000239899 [Member] | Ares Loan Funding I Ltd Series 2021 ALFA Class AR 4 92 04 15 39 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[9]
C000239899 [Member] | Bain Capital Credit CLO Ltd Series 2024 1A Class A1R 4 96 04 16 39 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[9]
C000239899 [Member] | KKR CLO 43 Ltd Series 2022 43A Class A1R2 4 85 04 15 38 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[9]
C000239899 [Member] | New Mountain CLO 7 Ltd Series CLO 7A Class A1 4 93 03 31 38 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[9]
C000239899 [Member] | Carlyle U S CLO Ltd Series 2022 3A Class A1R2 4 89 04 20 39 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[9]
C000239899 [Member] | One 988 CLO 2 Ltd Series 2023 2A Class A1R 4 95 04 15 38 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[9]
C000239899 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[9]
C000239899 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[9]
C000239899 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	96.20%	[9]
C000242803 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%	[10],[11]
C000242803 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[10],[11]
C000242803 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[10],[11]
C000242803 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[10],[11]
C000242803 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[10],[11]
C000242803 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[10],[11]
C000242803 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%	[10],[11]
C000242803 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[10],[11]
C000242803 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[10],[11]
C000242803 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[10],[11],[12]
C000242803 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[10],[11],[12]
C000242803 [Member] | Fixed Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[10]
C000242803 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[10]
C000242803 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[10]
C000242803 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	34.90%	[10]
C000242803 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[10]
C000242803 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[10]
C000242803 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	(7.80%)	[10],[13]
C000242803 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[10]
C000242803 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[10]
C000242803 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%	[10]
C000242803 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[10]
C000242862 [Member] | City of Modesto Water Revenue COP VRDN 1 70 08 07 26 [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[14]
C000242862 [Member] | Municipal Water District of Orange County Water Facilities Corp COP VRDN 1 77 08 07 26 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[14]
C000242862 [Member] | State of California GO 1 50 08 07 26 [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[14]
C000242862 [Member] | California Housing Finance Agency RB 1 50 08 07 26 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[14]
C000242862 [Member] | University of California RB VRDN 2 70 08 03 26 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[14]
C000242862 [Member] | California Health Facilities Financing Authority RB 2 85 08 03 26 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[14]
C000242862 [Member] | Bay Area Toll Authority RB 2 70 08 03 26 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[14]
C000242862 [Member] | Northern California Energy Authority RB 5 00 05 01 30 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[14]
C000242862 [Member] | California Community Choice Financing Authority RB 5 00 11 01 30 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[14]
C000242862 [Member] | San Diego Public Facilities Financing Authority RB VRDN 2 85 08 03 26 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[14]
C000242862 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[14],[15]
C000242862 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[14],[15]
C000242862 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%	[14],[15]
C000242862 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	67.90%	[14],[15]
C000242862 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[14],[15]
C000246586 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%	[16]
C000246586 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[16]
C000246586 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[16]
C000246586 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[16]
C000246586 [Member] | More Than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%	[16]
C000246586 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[16]
C000246586 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[16],[17]
C000246586 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[16],[17]
C000246586 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[16],[17]
C000246586 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[16],[17]
C000246586 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[16],[17]
C000246586 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[16],[17]
C000246586 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	50.40%	[16],[17]
C000246586 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%	[16],[17]
C000246586 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[16],[17],[18]
C000246586 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[16],[17]
C000246586 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[16],[17],[18]
C000255648 [Member] | Elmwood CLO 29 Ltd Series 2024 5A Class CR2 5 48 04 20 37 [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[19]
C000255648 [Member] | OHA Credit Partners XIV Ltd Series 2017 14A Class D1R 6 58 07 21 37 [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[19]
C000255648 [Member] | Palmer Square CLO Ltd Series 2024 4A Class D1 6 40 01 15 38 [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[19]
C000255648 [Member] | GoldenTree Loan Management U S CLO 10 Ltd Series 2021 10A Class DR 6 83 10 20 37 [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[19]
C000255648 [Member] | Apidos CLO L Series 2024 50A Class D1 6 53 01 20 38 [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[19]
C000255648 [Member] | Birch Grove CLO 11 Ltd Series 2024 11A Class D1 6 83 01 22 38 [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[19]
C000255648 [Member] | GoldenTree Loan Management U S CLO 17 Ltd Series 2023 17A Class DR 6 53 01 20 39 [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[19]
C000255648 [Member] | Warwick Capital CLO 7 Ltd Series 2025 7A Class D1 6 48 10 21 38 [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[19]
C000255648 [Member] | OHA Credit Funding 10 R Ltd Series 2021 10RA Class D1 6 43 07 18 38 [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[19]
C000255648 [Member] | Golub Capital Partners CLO 74 B Ltd Series 2024 74A Class D1 7 01 07 25 37 [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[19]
C000255648 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[19]
C000255648 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	94.10%	[19]

[1]	Excludes money market funds.
[2]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	Rounds to less than 0.1%.
[4]	Excludes money market funds.
[5]
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[6]	Excludes money market funds.
[7]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[8]	Rounds to less than 0.1%.
[9]	Excludes money market funds.
[10]	Excludes money market funds.
[11]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[12]	Rounds to less than 0.1%.
[13]	Ten largest investment types are presented. Additional investment types are found in Other.
[14]	Excludes money market funds.
[15]
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[16]	Excludes money market funds.
[17]
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[18]	Rounds to less than 0.1%.
[19]	Excludes money market funds.